Supplemental Cash Flow Disclosures (Table)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Disclosures
Supplemental cash flow disclosures
Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Interest paid	$54,955	$42,904	$44,048
Income taxes paid (refunded)	33,276	157,778	(58,609)

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Common Shares withheld	163,355	606,582	92,846

Aggregate value of Common Shares withheld	$6,868	$25,179	$3,604

Cash receipts upon exercise of stock options	5,166	10,468	900
Cash disbursements for payment of taxes	(4,336)	(4,684)	(3,105)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$830	$5,784	$(2,205)